UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Global Equity Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (98.9%)(a)
		Shares	Value

Aerospace and defense (1.3%)

General Dynamics Corp.		9,800	$1,245,482

Northrop Grumman Corp.		10,300	1,357,128

			2,602,610
Airlines (1.2%)

American Airlines Group, Inc.		35,700	1,266,636

Spirit Airlines, Inc.(NON)		18,700	1,292,918

			2,559,554
Auto components (0.4%)

Faurecia (France)		28,725	914,820

			914,820
Banks (7.4%)

Bank of America Corp.		89,800	1,531,090

Bank of Ireland (Ireland)(NON)		4,810,221	1,884,338

Credicorp, Ltd. (Peru)(S)		8,300	1,273,137

Grupo Financiero Banorte SAB de CV (Mexico)		174,500	1,117,512

ING Groep NV GDR (Netherlands)(NON)		134,623	1,914,849

Metro Bank PLC (acquired 1/15/14, cost $662,427) (Private) (United Kingdom)(F)(RES)(NON)		31,120	645,470

Natixis (France)		243,974	1,678,052

TSB Banking Group PLC (United Kingdom)(NON)(S)		201,454	903,584

UniCredit SpA (Italy)		256,794	2,010,957

Unione di Banche Italiane ScpA (Italy)		124,218	1,035,346

Zions Bancorp.		38,800	1,127,528

			15,121,863
Beverages (0.6%)

Britvic PLC (United Kingdom)		117,626	1,266,972

			1,266,972
Biotechnology (2.9%)

Celgene Corp.(NON)		24,300	2,303,154

Gilead Sciences, Inc.(NON)		19,700	2,097,065

Vertex Pharmaceuticals, Inc.(NON)		13,300	1,493,723

			5,893,942
Building products (1.6%)

Assa Abloy AB Class B (Sweden)		35,815	1,836,628

Fortune Brands Home & Security, Inc.		35,222	1,447,976

			3,284,604
Capital markets (2.8%)

Carlyle Group LP (The)		25,184	767,105

Charles Schwab Corp. (The)		57,000	1,675,230

E*Trade Financial Corp.(NON)		42,700	964,593

Morgan Stanley		65,900	2,278,163

			5,685,091
Chemicals (4.6%)

Air Products & Chemicals, Inc.		6,400	833,152

Akzo Nobel NV (Netherlands)		11,975	815,793

Axiall Corp.(S)		26,833	960,890

Huntsman Corp.		34,600	899,254

Monsanto Co.		20,200	2,272,702

Solvay SA (Belgium)		8,110	1,243,320

Tronox, Ltd. Class A		44,198	1,151,358

Wacker Chemie AG (Germany)		10,910	1,318,790

			9,495,259
Commercial services and supplies (0.3%)

Regus PLC (United Kingdom)		242,704	666,685

			666,685
Communications equipment (0.6%)

Alcatel-Lucent ADR (France)(NON)(S)		426,300	1,291,689

			1,291,689
Construction and engineering (1.1%)

Abengoa SA Class B (Spain)(S)		163,500	854,387

Mota-Engil SGPS SA (Portugal)		232,940	1,490,117

			2,344,504
Construction materials (1.1%)

Cemex SAB de CV ADR (Mexico)(S)		88,636	1,155,813

HeidelbergCement AG (Germany)		17,743	1,172,400

			2,328,213
Consumer finance (0.7%)

Credit Saison Co., Ltd. (Japan)		70,200	1,354,790

			1,354,790
Containers and packaging (1.4%)

MeadWestvaco Corp.		31,600	1,293,704

Sealed Air Corp.		46,900	1,635,872

			2,929,576
Diversified financial services (3.0%)

Challenger, Ltd. (Australia)		402,712	2,512,165

CME Group, Inc.		31,500	2,518,583

Eurazeo SA (France)		16,696	1,201,322

			6,232,070
Diversified telecommunication services (0.9%)

Koninklijke (Royal) KPN NV (Netherlands)(NON)		305,661	975,763

Telecom Italia SpA RSP (Italy)		903,396	800,649

			1,776,412
Electronic equipment, instruments, and components (0.7%)

Hitachi, Ltd. (Japan)		181,000	1,377,548

			1,377,548
Energy equipment and services (1.3%)

Aker Solutions ASA (Norway)		22,753	91,443

Aker Solutions ASA 144A (Norway)(NON)		58,304	580,794

Ezion Holdings, Ltd. (Singapore)		1,466,400	2,081,432

			2,753,669
Food and staples retail (0.7%)

Seven & I Holdings Co., Ltd. (Japan)		37,200	1,444,222

			1,444,222
Health-care providers and services (2.5%)

Capital Senior Living Corp.(NON)		48,802	1,036,066

Catamaran Corp.(NON)		28,100	1,184,415

China Pioneer Pharma Holdings, Ltd. (China)		614,000	484,462

LifePoint Hospitals, Inc.(NON)		18,300	1,266,177

Universal Health Services, Inc. Class B		10,500	1,097,250

			5,068,370
Hotels, restaurants, and leisure (3.3%)

Dalata Hotel Group PLC (Ireland)(NON)		212,002	811,295

Grand Korea Leisure Co., Ltd. (South Korea)		23,319	923,630

Hilton Worldwide Holdings, Inc.(NON)		39,141	964,043

NH Hotel Group SA (Spain)(NON)		164,101	801,820

Thomas Cook Group PLC (United Kingdom)(NON)		985,978	1,889,028

TUI Travel PLC (United Kingdom)		223,757	1,405,368

			6,795,184
Household durables (4.6%)

Coway Co., Ltd. (South Korea)		15,998	1,273,814

Haier Electronics Group Co., Ltd. (China)		319,000	834,036

Hovnanian Enterprises, Inc. Class A(NON)(S)		195,300	716,751

Panasonic Corp. (Japan)		129,900	1,546,473

PulteGroup, Inc.		71,000	1,253,860

Standard Pacific Corp.(NON)(S)		105,742	792,008

Taylor Morrison Home Corp. Class A(NON)		46,355	751,878

Techtronic Industries Co. (Hong Kong)		357,000	1,028,586

Whirlpool Corp.		7,900	1,150,635

			9,348,041
Independent power and renewable electricity producers (0.9%)

Abengoa Yield PLC (Spain)(NON)		24,351	866,409

NRG Energy, Inc.		32,500	990,600

			1,857,009
Industrial conglomerates (1.3%)

Toshiba Corp. (Japan)		581,000	2,694,500

			2,694,500
Insurance (6.3%)

Admiral Group PLC (United Kingdom)		55,437	1,149,266

American International Group, Inc.		49,967	2,699,217

Assured Guaranty, Ltd.		63,500	1,407,160

Genworth Financial, Inc. Class A(NON)		126,500	1,657,150

Hartford Financial Services Group, Inc. (The)		95,400	3,553,650

Prudential PLC (United Kingdom)		73,987	1,643,310

St James's Place PLC (United Kingdom)		73,925	869,266

			12,979,019
Internet and catalog retail (1.9%)

Amazon.com, Inc.(NON)		5,800	1,870,152

Bigfoot GmbH (acquired 8/2/13, cost $219,820) (Private) (Brazil)(F)(RES)(NON)		10	135,901

Groupon, Inc.(NON)(S)		205,700	1,374,076

Zalando SE (acquired 9/30/13, cost $358,721) (Private) (Germany)(F)(RES)(NON)		14,960	365,623

Zalando SE (Germany)(NON)		4,560	123,829

			3,869,581
Internet software and services (5.4%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		31,167	2,769,188

Facebook, Inc. Class A(NON)		41,100	3,248,544

Google, Inc. Class C(NON)		6,598	3,809,421

Telecity Group PLC (United Kingdom)(S)		98,567	1,191,378

			11,018,531
IT Services (2.0%)

Computer Sciences Corp.		17,000	1,039,550

Visa, Inc. Class A		14,700	3,136,539

			4,176,089
Leisure products (0.5%)

Brunswick Corp.		24,500	1,032,430

			1,032,430
Machinery (0.6%)

Mota-Engil Africa (Rights) (Portugal)(F)(NON)		166,297	180,846

Pall Corp.		13,000	1,088,100

			1,268,946
Media (4.0%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(S)		116,767	1,776,055

Comcast Corp. Class A		40,900	2,199,602

DISH Network Corp. Class A(NON)		17,100	1,104,318

Global Mediacom Tbk PT (Indonesia)(NON)		5,589,100	890,365

Liberty Global PLC Ser. A (United Kingdom)(NON)(S)		29,400	1,250,676

Mediaset SpA (Italy)(NON)		239,996	918,178

			8,139,194
Multi-utilities (0.6%)

Veolia Environnement SA (France)		71,418	1,253,484

			1,253,484
Multiline retail (0.3%)

Mitra Adiperkasa Tbk PT (Indonesia)		1,434,200	647,482

			647,482
Oil, gas, and consumable fuels (4.9%)

BG Group PLC (United Kingdom)		95,375	1,754,397

Cabot Oil & Gas Corp.		24,700	807,443

Gaztransport Et Technigaz SA (France)		17,225	1,018,939

Genel Energy PLC (United Kingdom)(NON)		61,011	825,120

Kodiak Oil & Gas Corp.(NON)		115,400	1,565,978

Origin Energy, Ltd. (Australia)		47,028	614,249

Royal Dutch Shell PLC Class A (United Kingdom)		63,753	2,433,380

Suncor Energy, Inc. (Canada)		27,000	976,050

			9,995,556
Paper and forest products (0.5%)

Boise Cascade Co.(NON)		33,200	1,000,648

			1,000,648
Personal products (0.9%)

Asaleo Care, Ltd. (Australia)(NON)		527,899	881,058

Coty, Inc. Class A(S)		57,200	946,660

			1,827,718
Pharmaceuticals (6.5%)

Allergan, Inc.		6,200	1,104,778

Astellas Pharma, Inc. (Japan)		188,700	2,812,313

AstraZeneca PLC (United Kingdom)		37,138	2,660,721

Impax Laboratories, Inc.(NON)		46,100	1,093,031

Jazz Pharmaceuticals PLC(NON)		7,600	1,220,256

Novartis AG (Switzerland)		13,120	1,235,617

Sanofi (France)		11,272	1,271,653

Valeant Pharmaceuticals International, Inc.(NON)		14,800	1,941,760

			13,340,129
Professional services (0.5%)

Experian PLC (United Kingdom)		60,058	953,984

			953,984
Real estate investment trusts (REITs) (1.7%)

Altisource Residential Corp.		32,139	771,336

Gaming and Leisure Properties, Inc.(S)		32,416	1,001,654

Hibernia REIT PLC (Ireland)(NON)		1,241,862	1,804,182

			3,577,172
Real estate management and development (1.7%)

Forestar Group, Inc.(NON)(S)		51,061	904,801

Howard Hughes Corp. (The)(NON)		8,300	1,245,000

RE/MAX Holdings, Inc. Class A		45,150	1,342,310

			3,492,111
Semiconductors and semiconductor equipment (3.4%)

Applied Materials, Inc.		70,700	1,527,827

Inotera Memories, Inc. (Taiwan)(NON)		687,000	1,013,717

Lam Research Corp.		14,700	1,098,090

Micron Technology, Inc.(NON)		98,500	3,374,610

			7,014,244
Software (1.8%)

Activision Blizzard, Inc.		45,300	941,787

Electronic Arts, Inc.(NON)		26,130	930,489

Fidessa Group PLC (United Kingdom)		24,423	906,785

TiVo, Inc.(NON)		69,100	884,135

			3,663,196
Specialty retail (2.5%)

Home Depot, Inc. (The)		16,365	1,501,325

Industria de Diseno Textil (Inditex) SA (Spain)		46,385	1,277,843

Lowe's Cos., Inc.		28,700	1,518,804

Sears Hometown and Outlet Stores, Inc.(NON)(S)		21,600	334,800

Tile Shop Holdings, Inc.(NON)(S)		58,841	544,279

			5,177,051
Technology hardware, storage, and peripherals (0.8%)

Samsung Electronics Co., Ltd. (South Korea)		1,459	1,633,338

			1,633,338
Thrifts and mortgage finance (0.8%)

Radian Group, Inc.(S)		108,500	1,547,210

			1,547,210
Tobacco (2.5%)

Japan Tobacco, Inc. (Japan)		92,500	3,010,896

Philip Morris International, Inc.		25,700	2,143,380

			5,154,276
Trading companies and distributors (0.6%)

Mitsubishi Corp. (Japan)		62,700	1,285,087

			1,285,087
Wireless telecommunication services (1.0%)

SK Telecom Co., Ltd. (South Korea)		3,577	982,302

Vodafone Group PLC ADR (United Kingdom)		29,972	985,779

			1,968,081

Total common stocks (cost $182,343,848)			$203,101,754

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Notes
1.000%, May 31, 2018(i)		$115,000	$113,680
0.875%, December 31, 2016(i)		122,000	122,592

Total U.S. treasury obligations (cost $236,272)			$236,272

SHORT-TERM INVESTMENTS (10.4%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	Shares	18,705,646	$18,705,646

Putnam Short Term Investment Fund 0.06%(AFF)	Shares	2,153,499	2,153,499

SSgA Prime Money Market Fund 0.01%(P)	Shares	110,000	110,000

U.S. Treasury Bills with an effective yield of 0.04%, January 8, 2015(SEGSF)		$10,000	10,000

U.S. Treasury Bills with an effective yield of 0.01%, January 22, 2015(SEGSF)		110,000	109,994

U.S. Treasury Bills with an effective yield less than 0.01%, December 18, 2014(SEGSF)		120,000	119,995

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, December 4, 2014(SEGSF)		110,000	109,997

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.10%, October 16, 2014(SEGSF)		120,000	119,999

Total short-term investments (cost $21,439,132)			$21,439,130

TOTAL INVESTMENTS

Total investments (cost $204,019,252)(b)			$224,777,156

FORWARD CURRENCY CONTRACTS at 9/30/14 (aggregate face value $74,113,616) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	12/17/14	$1,624,609	$1,654,620	$30,011
	Hong Kong Dollar	Buy	11/19/14	1,268,014	1,270,777	(2,763)
	Japanese Yen	Sell	11/19/14	1,290,724	1,378,220	87,496
	Singapore Dollar	Sell	11/19/14	560,306	572,949	12,643
	Swedish Krona	Buy	12/17/14	824,455	848,008	(23,553)
	Swiss Franc	Buy	12/17/14	3,075,582	3,195,944	(120,362)
Citibank, N.A.
	Australian Dollar	Buy	10/15/14	2,046,378	2,201,162	(154,784)
	Danish Krone	Buy	12/17/14	1,243,891	1,294,459	(50,568)
	Japanese Yen	Buy	11/19/14	3,280,594	3,287,745	(7,151)
Credit Suisse International
	British Pound	Sell	12/17/14	2,271,180	2,312,792	41,612
	Canadian Dollar	Buy	10/15/14	335,528	351,921	(16,393)
	Canadian Dollar	Sell	10/15/14	335,528	338,853	3,325
	Norwegian Krone	Buy	12/17/14	2,225,715	2,304,445	(78,730)
	Swiss Franc	Buy	12/17/14	1,636,167	1,700,012	(63,845)
Deutsche Bank AG
	Australian Dollar	Sell	10/15/14	2,781,776	2,994,732	212,956
	British Pound	Buy	12/17/14	1,144,581	1,156,989	(12,408)
	Euro	Buy	12/17/14	1,018,824	1,085,265	(66,441)
Goldman Sachs International
	Japanese Yen	Buy	11/19/14	768,666	820,852	(52,186)
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/15/14	2,965,385	3,181,206	215,821
	British Pound	Buy	12/17/14	2,088,597	2,127,506	(38,909)
	Canadian Dollar	Buy	10/15/14	406,846	442,922	(36,076)
	Euro	Sell	12/17/14	4,733,954	4,918,161	184,207
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/15/14	4,854,746	5,225,442	(370,696)
	Canadian Dollar	Buy	10/15/14	1,592,933	1,629,788	(36,855)
	Canadian Dollar	Sell	10/15/14	1,592,933	1,616,490	23,557
	Euro	Sell	12/17/14	1,294,824	1,346,657	51,833
	Norwegian Krone	Sell	12/17/14	2,283,756	2,364,573	80,817
	Singapore Dollar	Sell	11/19/14	191,498	195,784	4,286
	Swedish Krona	Buy	12/17/14	96,417	114,277	(17,860)
	Swiss Franc	Sell	12/17/14	2,029,249	2,108,640	79,391
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/15/14	573,220	616,998	(43,778)
	Canadian Dollar	Buy	10/15/14	1,517,865	1,591,975	(74,110)
	Euro	Sell	12/17/14	2,222,911	2,334,468	111,557
	Israeli Shekel	Buy	10/15/14	575,525	618,471	(42,946)
	Japanese Yen	Buy	11/19/14	905,155	976,070	(70,915)
UBS AG
	British Pound	Sell	12/17/14	2,258,057	2,299,412	41,355
	Swiss Franc	Buy	12/17/14	3,338,161	3,469,173	(131,012)
WestPac Banking Corp.
	British Pound	Sell	12/17/14	3,209,524	3,268,062	58,538
	Canadian Dollar	Buy	10/15/14	1,294,626	1,357,633	(63,007)
	Euro	Sell	12/17/14	1,208,888	1,256,446	47,558
	Japanese Yen	Sell	11/19/14	2,138,734	2,283,717	144,983

Total						$(143,402)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	8,322	$—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	$(1,137)

Total		$—	$(1,137)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OTC	Over-the-counter

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $205,308,255.
(b)	The aggregate identified cost on a tax basis is $204,613,444, resulting in gross unrealized appreciation and depreciation of $30,018,070 and $9,854,358, respectively, or net unrealized appreciation of $20,163,712.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,146,994, or 0.6% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$920,299	$39,281,990	$38,048,790	$654	$2,153,499
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $18,705,646, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $17,811,348.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $807,260 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	51.9%
	United Kingdom	11.4
	Japan	7.5
	France	4.2
	Spain	2.7
	South Korea	2.3
	Italy	2.3
	Ireland	2.2
	China	2.0
	Australia	1.9
	Netherlands	1.8
	Germany	1.5
	Mexico	1.1
	Singapore	1.0
	Sweden	0.9
	Portugal	0.8
	Indonesia	0.8
	Peru	0.6
	Belgium	0.6
	Switzerland	0.6
	Hong Kong	0.5
	Taiwan	0.5
	Canada	0.5
	Norway	0.3
	Brazil	0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $791,761 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $469,989 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$18,359,637	$17,062,622	$501,524
Consumer staples	3,090,040	6,603,148	—
Energy	3,930,265	8,818,960	—
Financials	29,382,429	19,961,427	645,470
Health care	15,837,675	8,464,766	—
Industrials	7,698,240	9,781,388	180,846
Information technology	24,051,869	6,122,766	—
Materials	11,203,393	4,550,303	—
Telecommunication services	985,779	2,758,714	—
Utilities	1,857,009	1,253,484	—
Total common stocks	116,396,336	85,377,578	1,327,840
U.S. treasury obligations	—	236,272	—
Short-term investments	2,263,499	19,175,631	—

Totals by level	$118,659,835	$104,789,481	$1,327,840

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(143,402)	$—
Total return swap contracts	—	(1,137)	—

Totals by level	$—	$(144,539)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,431,946	$1,575,348
Equity contracts	—	1,137

Total	$1,431,946	$1,576,485

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$84,500,000
OTC total return swap contracts (notional)		$260,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
	Forward currency contracts#	130,150	–	44,937	212,956	--	400,028	239,884	111,557	41,355	251,079	1,431,946

	Total Assets	$130,150	$–	$44,937	$212,956	$–	$400,028	$239,884	$111,557	$41,355	$251,079	$1,431,946

	Liabilities:
	OTC Total return swap contracts*#	$–	$–	$–	$–	$–	$–	$ 1,137	$–	$–	$–	$ 1,137
	Forward currency contracts#	146,678	212,503	158,968	78,849	52,186	74,985	425,411	231,749	131,012	63,007	1,575,348

	Total Liabilities	$146,678	$212,503	$158,968	$78,849	$52,186	$74,985	$426,548	$231,749	$131,012	$63,007	$1,576,485

	Total Financial and Derivative Net Assets	$(16,528)	$(212,503)	$(114,031)	$134,107	$(52,186)	$325,043	$(186,664)	$(120,192)	$(89,657)	$188,072	$(144,539)
	Total collateral received (pledged)##†	$(10,000)	$(120,000)	$(110,000)	$110,000	$–	$236,272	$(186,664)	$–	$–	$–
	Net amount	$(6,528)	$(92,503)	$(4,031)	$24,107	$(52,186)	$88,771	$–	$(120,192)	$(89,657)	$188,072

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014